Accounting for Derivative Instruments and Hedging Activities Derivative Assets and Liabilities (Detail) - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Assets, Current		$ 18,771		$ 21,178		$ 18,867
Assets, Long-term		3,309		3,170		7,733
Liabilities, Current		133,061		142,195		48,049
Liabilities, Long-term		55,602		62,913		38,162
Commodity Contract [Member]
Derivative [Line Items]
Derivative Assets		22,080	[1]	24,348	[1]	26,600
Derivative Liability		181,041		196,035		72,988
Natural gas portfolio [Member]
Derivative [Line Items]
Offsetting regulatory assets				69,300		27,600
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Assets		22,080	[1]	24,348	[1],[2]	26,600	[2]
Derivative Liability		188,663	[3]	205,108	[3],[4]	86,211	[4]
Not Designated as Hedging Instrument [Member] | Parent Company [Member]
Derivative [Line Items]
Assets, Current		18,771	[1]	21,178	[1],[2]	18,867	[2]
Assets, Long-term		3,309	[1]	3,170	[1],[2]	7,733	[2]
Liabilities, Current		133,061	[3]	142,195	[3],[4]	48,049	[4]
Liabilities, Long-term		55,602	[3]	62,913	[3],[4]	38,162	[4]
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets	[5]	0	[1]	0	[1],[2]	0	[2]
Derivative Liability	[5]	7,622	[3]	9,073	[3],[4]	13,223	[4]
Not Designated as Hedging Instrument [Member] | Electric portfolio [Member]
Derivative [Line Items]
Derivative Assets		15,916	[1],[6]	4,822	[1],[2],[6],[7]	18,479	[2],[7]
Derivative Liability		111,472	[3],[6]	107,228	[3],[4],[6],[7]	37,312	[4],[7]
Not Designated as Hedging Instrument [Member] | Natural gas portfolio [Member]
Derivative [Line Items]
Derivative Assets		6,164	[1],[8]	19,526	[1],[2],[8],[9]	8,121	[2],[9]
Derivative Liability		$ 69,569	[3],[8]	$ 88,807	[3],[4],[8],[9]	$ 35,676	[4],[9]

[1]	Balance sheet locations: Current and Long-term Unrealized gain on derivative instruments.
[2]	Balance sheet location: Current and Long-term Unrealized gain on derivative instruments.
[3]	Balance sheet locations: Current and Long-term Unrealized loss on derivative instruments.
[4]	Balance sheet location: Current and Long-term Unrealized loss on derivative instruments.
[5]	Interest rate swap contracts are only held at Puget Energy.
[6]	Electric portfolio derivatives consist of electric generation fuel of 175.1 million One Million British Thermal Units (MMBtu) and purchased electricity of 1.1 million Megawatt Hours (MWhs) at September 30, 2015, and 140.2 million MMBtus and 5.4 million MWhs at December 31, 2014.
[7]	Electric portfolio derivatives consist of electric generation fuel of 140.2 million One Million British Thermal Units (MMBtus) and purchased electricity of 5.4 million Megawatt Hours (MWhs) at December 31, 2014 and 145.6 million MMBtus and 8.6 million MWhs at December 31, 2013.
[8]	All fair value adjustments on derivatives relating to the natural gas business have been deferred in accordance with ASC 980, "Regulated Operations," due to the PGA mechanism. The net derivative asset or liability and offsetting regulatory liability or asset are related to contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.
[9]	PSE had a net derivative liability and an offsetting regulatory asset of $69.3 million at December 31, 2014 and $27.6 million at December 31, 2013 related to contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been deferred in accordance with ASC 980, due to the PGA mechanism.